Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/20 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value
Australia (3.6%)
Brickworks, Ltd.	818,009	$8,432,934
Mineral Resources, Ltd.	211,138	2,619,162

		11,052,096
Canada (7.4%)
CI Financial Corp.	460,300	5,456,002
Cogeco Communications, Inc.	105,400	7,871,030
Constellation Software, Inc.	6,515	7,405,906
Home Capital Group, Inc.(NON)	165,300	2,279,876

		23,012,814
Chile (1.3%)
Liberty Latin America, Ltd. Class C(NON)	411,100	3,946,560

		3,946,560
China (0.7%)
China Traditional Chinese Medicine Holdings Co., Ltd.	5,150,000	2,190,318

		2,190,318
Denmark (1.7%)
Royal Unibrew A/S(NON)	65,218	5,238,975

		5,238,975
France (10.6%)
Dassault Aviation SA(NON)	8,908	7,614,822
Eurazeo SA(NON)	102,877	5,015,991
Euronext NV	88,318	8,160,170
Kaufman & Broad SA	165,284	5,856,438
Nexity SA	133,435	4,093,445
Thermador Groupe	39,005	2,002,868

		32,743,734
Germany (4.4%)
CompuGroup Medical SE	101,760	8,309,973
CTS Eventim AG & Co. KGaA(NON)	114,624	5,207,145

		13,517,118
Greece (3.6%)
Hellenic Exchanges - Athens Stock Exchange SA	222,676	864,867
Motor Oil (Hellas) Corinth Refineries SA	308,723	5,161,701
OPAP SA	542,208	5,077,201

		11,103,769
Hong Kong (1.1%)
Melco International Development, Ltd.	1,723,000	3,290,290

		3,290,290
India (1.0%)
Indian Energy Exchange, Ltd.	1,446,058	3,147,432

		3,147,432
Ireland (2.8%)
Dalata Hotel Group PLC	710,625	2,574,758
Ryanair Holdings PLC ADR(NON)	83,000	5,956,910

		8,531,668
Italy (1.3%)
DiaSorin SpA	19,569	4,107,960

		4,107,960
Japan (22.1%)
Amano Corp.	258,200	5,585,751
Benefit One, Inc.	156,800	3,430,063
Daiho Corp.	253,800	5,906,765
Daiseki Co., Ltd.	167,500	4,372,790
Fukui Computer Holdings, Inc.	8,500	247,485
Kobe Bussan Co., Ltd.	65,500	3,393,989
Kyowa Exeo Corp.	142,800	3,280,809
Kyudenko Corp.	190,100	5,285,820
METAWATER Co., Ltd.	131,200	5,854,501
Monotaro Co., Ltd.	39,000	1,417,797
Open House Co., Ltd.	210,100	5,818,023
PALTAC Corp.	129,900	6,369,773
Sanwa Holdings Corp.	566,300	4,863,779
Solasto Corp.	461,100	5,346,698
TechnoPro Holdings, Inc.	121,700	7,307,093

		68,481,136
Jersey (2.1%)
Breedon Group PLC(NON)	6,528,696	6,490,687

		6,490,687
Mexico (2.1%)
Megacable Holdings SAB de CV (Units)	2,153,334	6,506,274

		6,506,274
South Korea (1.4%)
i-SENS, Inc.	53,245	1,060,366
Vieworks Co., Ltd.	122,384	3,314,603

		4,374,969
Spain (4.3%)
Applus Services SA	734,372	5,827,702
Cia de Distribucion Integral Logista Holdings SA	289,676	5,352,834
Fomento de Construcciones y Contratas SA	220,436	2,229,405

		13,409,941
Taiwan (4.3%)
CTCI Corp.	2,794,000	3,158,020
Elite Material Co., Ltd.	1,298,000	6,388,367
Sino-American Silicon Products, Inc.	1,337,000	3,916,346

		13,462,733
United Kingdom (19.6%)
Admiral Group PLC	200,826	5,806,795
Afren PLC(NON)(F)	4,060,504	5
Ashtead Group PLC	209,656	6,239,783
Berkeley Group Holdings PLC (The)	120,322	6,113,823
Cairn Energy PLC(NON)	1,451,668	2,253,855
Dart Group PLC	284,706	3,112,138
Domino's Pizza Group PLC	1,061,113	4,718,589
Liberty Global PLC Class C(NON)	289,800	5,978,574
Nomad Foods, Ltd.(NON)	251,800	5,333,124
PageGroup PLC	1,117,666	5,151,852
Rightmove PLC	549,327	3,993,291
Schroders PLC	137,599	5,044,157
Trainline PLC(NON)	512,210	3,101,210
Vivo Energy PLC	4,174,839	3,974,722

		60,821,918
United States (0.8%)
Discovery, Inc. Class C(NON)	129,800	2,542,782

		2,542,782

Total common stocks (cost $310,214,085)		$297,973,174

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 7/31/21(i)	$328,000	$338,270
2.25%, 3/31/21(i)	29,000	29,600
2.125%, 1/31/21(i)	100,000	101,981
2.00%, 9/30/20(i)	109,000	110,007

Total U.S. treasury obligations (cost $579,858)		$579,858

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.71%(AFF)	Shares	6,927,028	$6,927,028
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(P)	Shares	780,000	780,000
U.S. Treasury Bills zero%, 8/13/20(SEGSF)		$1,656,000	1,655,551
U.S. Treasury Bills 0.193%, 7/21/20		497,000	496,908
U.S. Treasury Bills zero%, 8/20/20		313,000	312,897
U.S. Treasury Bills 0.011%, 8/6/20		259,000	258,931

Total short-term investments (cost $10,431,892)			$10,431,315
TOTAL INVESTMENTS

Total investments (cost $321,225,835)			$308,984,347

	FORWARD CURRENCY CONTRACTS at 5/31/20 (aggregate face value $177,751,997) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/15/20	$374,077	$342,267	$31,810
		British Pound	Sell	6/17/20	339,892	355,719	15,827
		Swiss Franc	Buy	6/17/20	993,209	989,219	3,990
		Swiss Franc	Sell	6/17/20	993,209	984,872	(8,337)
	Barclays Bank PLC
		British Pound	Sell	6/17/20	8,730,474	9,137,741	407,267
		Euro	Sell	6/17/20	952,821	988,441	35,620
		Hong Kong Dollar	Buy	8/19/20	693,888	694,517	(629)
		Japanese Yen	Sell	8/19/20	7,824,671	7,855,612	30,941
	Citibank, N.A.
		Australian Dollar	Buy	7/15/20	912,462	922,027	(9,565)
		British Pound	Buy	6/17/20	3,111,639	3,123,546	(11,907)
		Canadian Dollar	Sell	7/15/20	3,379,745	3,311,399	(68,346)
		Chilean Peso	Sell	7/15/20	3,753,928	3,452,727	(301,201)
		Danish Krone	Sell	6/17/20	319,424	217,773	(101,651)
	Goldman Sachs International
		Canadian Dollar	Sell	7/15/20	2,650,092	2,605,563	(44,529)
		Japanese Yen	Buy	8/19/20	1,560,795	1,559,609	1,186
		Swedish Krona	Buy	6/17/20	1,876,821	1,855,768	21,053
		Swedish Krona	Sell	6/17/20	1,876,821	1,815,693	(61,128)
	HSBC Bank USA, National Association
		British Pound	Sell	6/17/20	4,593,849	4,658,577	64,728
		Chinese Yuan (Offshore)	Sell	8/19/20	1,406,059	1,414,226	8,167
		Hong Kong Dollar	Buy	8/19/20	2,352,799	2,354,539	(1,740)
		Japanese Yen	Sell	8/19/20	1,818,758	1,825,428	6,670
		Norwegian Krone	Buy	6/17/20	1,665,633	1,744,328	(78,695)
		Swedish Krona	Buy	6/17/20	1,433,196	1,417,111	16,085
		Swedish Krona	Sell	6/17/20	1,433,196	1,422,336	(10,860)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/15/20	4,349,009	3,980,898	368,111
		British Pound	Sell	6/17/20	9,122,239	9,547,927	425,688
		Japanese Yen	Buy	8/19/20	1,772,719	1,776,795	(4,076)
		New Zealand Dollar	Buy	7/15/20	1,007,514	973,537	33,977
		Norwegian Krone	Buy	6/17/20	300,802	367,506	(66,704)
		Singapore Dollar	Buy	8/19/20	3,303,321	3,295,321	8,000
		South Korean Won	Buy	8/19/20	9,944,358	10,054,156	(109,798)
		Swedish Krona	Buy	6/17/20	8,826,502	8,853,094	(26,592)
		Swiss Franc	Buy	6/17/20	25,152,140	25,369,828	(217,688)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/15/20	1,759,134	1,607,301	151,833
		British Pound	Sell	6/17/20	11,132,194	11,411,083	278,889
		Canadian Dollar	Buy	7/15/20	1,885,504	1,829,092	56,412
		Euro	Buy	6/17/20	3,655,830	3,585,380	70,450
		Israeli Shekel	Buy	7/15/20	2,110,004	2,043,867	66,137
		Japanese Yen	Buy	8/19/20	8,037,763	8,061,123	(23,360)
		Norwegian Krone	Buy	6/17/20	965,630	958,390	7,240
		Norwegian Krone	Sell	6/17/20	965,630	824,610	(141,020)
		Swedish Krona	Buy	6/17/20	539,355	514,881	24,474
		Swedish Krona	Sell	6/17/20	539,355	533,279	(6,076)
		Swiss Franc	Buy	6/17/20	480,118	435,671	44,447
	Toronto-Dominion Bank
		Canadian Dollar	Sell	7/15/20	1,393,428	1,363,846	(29,582)
		Euro	Buy	6/17/20	675,336	661,868	13,468
	UBS AG
		Australian Dollar	Buy	7/15/20	752,020	719,066	32,954
		British Pound	Sell	6/17/20	1,051,663	982,978	(68,685)
		Canadian Dollar	Buy	7/15/20	8,472,567	8,316,164	156,403
		Euro	Sell	6/17/20	5,929,010	5,976,376	47,366
		Japanese Yen	Buy	8/19/20	4,021,990	4,037,285	(15,295)
		Swedish Krona	Buy	6/17/20	378,124	357,624	20,500
		Swedish Krona	Sell	6/17/20	378,124	373,885	(4,239)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/15/20	816,343	786,264	30,079
		Canadian Dollar	Sell	7/15/20	1,851,877	1,824,033	(27,844)
		Japanese Yen	Buy	8/19/20	1,275,897	1,279,831	(3,934)

	Unrealized appreciation						2,479,772

	Unrealized (depreciation)						(1,443,481)

	Total						$1,036,291
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2019 through May 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $309,671,742.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,186,911	$23,952,289	$27,139,200	$49,040	$—
	Putnam Short Term Investment Fund**	9,581,044	87,658,531	90,312,547	103,127	6,927,028

	Total Short-term investments	$12,767,955	$111,610,820	$117,451,747	$152,167	$6,927,028
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $0, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $0. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $421,873.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $538,801 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrationsgreater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	28.50%
	Consumer discretionary	13.3
	Communication services	11.6
	Financials	11.6
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $188,773 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $593,901 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $421,873 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$11,052,096	$—
Canada	23,012,814	—	—
Chile	3,946,560	—	—
China	—	2,190,318	—
Denmark	—	5,238,975	—
France	—	32,743,734	—
Germany	—	13,517,118	—
Greece	—	11,103,769	—
Hong Kong	—	3,290,290	—
India	—	3,147,432	—
Ireland	5,956,910	2,574,758	—
Italy	—	4,107,960	—
Japan	—	68,481,136	—
Jersey	—	6,490,687	—
Mexico	6,506,274	—	—
South Korea	—	4,374,969	—
Spain	—	13,409,941	—
Taiwan	—	13,462,733	—
United Kingdom	11,311,698	49,510,215	5
United States	2,542,782	—	—

Total common stocks	53,277,038	244,696,131	5
U.S. treasury obligations	—	579,858	—
Short-term investments	7,707,028	2,724,287	—

Totals by level	$60,984,066	$248,000,276	$5
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,036,291	$—

Totals by level	$—	$1,036,291	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$224,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com